Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets and goodwill (Tables) [Abstract]
Change in intangible assets and goodwill by class

a)   Change in intangible assets and goodwill by class

	R$ thousand
	Goodwill	Intangible Assets
		Acquisition of financial service rights (1)	Software (1)	Customer portfolio (1)	Other (1)	Total
Balance on December 31, 2017	4,945,313	4,051,898	3,790,418	3,358,689	32,989	16,179,307
Additions/(reductions)	630,755	1,859,905	1,198,396	-	(5,146)	3,683,910
Impairment (2)	-	(162)	(386,265)	-	-	(386,427)
Amortization	-	(1,116,505)	(1,361,269)	(864,686)	(5,782)	(3,348,242)
Balance on December 31, 2018	5,576,068	4,795,136	3,241,280	2,494,003	22,061	16,128,548
Additions/(reductions)	7,134	1,525,833	1,195,049	(43,589)	11,640	2,696,067
Impairment (2)	(255,301)	(519,749)	(196,533)	-	-	(971,583)
Amortization	-	(1,313,322)	(1,112,408)	(697,655)	(5,000)	(3,128,385)
Balance on December 31, 2019	5,327,901	4,487,898	3,127,388	1,752,759	28,701	14,724,647

(1) Rate of amortization: acquisition of banking rights - in accordance with contract agreement; software - 20%; Customer portfolio - up to 20%; and others - 20%; and

(2) Impairment losses were recognized in the consolidated statement of income, within “Other operating income/(expenses)”.

Composition of goodwill by segment	b) Composition of goodwill by segment
	R$ thousand
	On December 31
	2019	2018
Banking	4,835,518	5,083,686
Insurance	492,382	492,382
Total	5,327,900	5,576,068